Annual Total Returns [BarChart] - MetLife Mid Cap Stock Index Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(1.89%)
Annual Return 2012	17.60%
Annual Return 2013	33.15%
Annual Return 2014	9.49%
Annual Return 2015	(2.35%)
Annual Return 2016	20.43%
Annual Return 2017	15.95%
Annual Return 2018	(11.30%)
Annual Return 2019	25.95%
Annual Return 2020	13.39%